Taxes on Income - Schedule of Statements of Comprehensive Loss (Details) - ILS (₪) ₪ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Statements of Comprehensive Loss [Abstract]
Pre-tax loss as reported in the statements of comprehensive loss	₪ 34,938	₪ 33,835	₪ 24,962
Corporate tax rate	23.00%	23.00%	23.00%
Theoretical tax savings	₪ 8,036	₪ 7,782	₪ 5,741
Non-deductible expenses	(138)	(225)	(266)
Differences in measurement base	(325)	10	493
Losses and timing differences in respect of which no deferred taxes were recorded	(7,573)	(7,567)	(5,968)
Tax expenses in respect of the reported year